UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2011 to July 31, 2011

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Blend II Fund

Schedule of Investments

July 31, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.8%)
Aerospace & Defense (3.3%)
Goodrich Corp.	700	$66,598
Honeywell International, Inc.	6,600	350,460
Huntington Ingalls Industries, Inc.*§	83	2,779
ITT Corp.	400	21,336
L-3 Communications Holdings, Inc.	6,400	506,368
Lockheed Martin Corp.	500	37,865
Northrop Grumman Corp.	600	36,306
Precision Castparts Corp.§	300	48,414
Raytheon Co.	700	31,311
Rockwell Collins, Inc.	300	16,527
The Boeing Co.	12,000	845,640
United Technologies Corp.	7,700	637,868
		2,601,472
Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	1,000	72,310
Expeditors International of Washington, Inc.	1,200	57,264
FedEx Corp.	600	52,128
United Parcel Service, Inc. Class B	6,800	470,696
		652,398
Airlines (0.0%)
Southwest Airlines Co.	2,659	26,484

Auto Components (0.2%)
Johnson Controls, Inc.	4,800	177,360

Automobiles (0.5%)
Ford Motor Co.*	27,100	330,891
Harley-Davidson, Inc.	1,400	60,746
		391,637
Beverages (2.5%)
Brown-Forman Corp. Class B§	700	51,492
Coca-Cola Enterprises, Inc.	800	22,488
Dr. Pepper Snapple Group, Inc.	400	15,104
PepsiCo, Inc.	2,800	179,312
The Coca-Cola Co.	25,200	1,713,852
		1,982,248
Biotechnology (1.1%)
Amgen, Inc.*	4,200	229,740
Biogen Idec, Inc.*	1,700	173,179
Celgene Corp.*	900	53,370
Cephalon, Inc.*§	2,700	215,838
Gilead Sciences, Inc.*	5,200	220,272
		892,399
Capital Markets (1.8%)
Ameriprise Financial, Inc.	3,600	194,760
BlackRock, Inc.	200	35,692
Federated Investors, Inc. Class B§	700	14,959
Franklin Resources, Inc.	300	38,088
Invesco, Ltd.	2,700	59,886
Legg Mason, Inc.	300	8,826
Morgan Stanley	9,000	200,250
Northern Trust Corp.	500	22,453
Raymond James Financial, Inc.§	6,600	209,616
State Street Corp.	3,500	145,145
T. Rowe Price Group, Inc.	1,500	85,200
The Bank of New York Mellon Corp.	7,600	190,836
The Charles Schwab Corp.	2,100	31,353

	Number of Shares	Value
COMMON STOCKS
Capital Markets
The Goldman Sachs Group, Inc.	1,500	$202,455
		1,439,519
Chemicals (2.9%)
Air Products & Chemicals, Inc.	1,500	133,095
CF Industries Holdings, Inc.	400	62,128
E.I. Du Pont de Nemours & Co.	6,600	339,372
Eastman Chemical Co.	200	19,318
Ecolab, Inc.§	500	25,000
FMC Corp.	400	35,028
International Flavors & Fragrances, Inc.	200	12,234
Lubrizol Corp.	8,100	1,090,260
Monsanto Co.	3,900	286,572
PPG Industries, Inc.	900	75,780
Praxair, Inc.	600	62,184
Sigma-Aldrich Corp.§	700	46,970
The Dow Chemical Co.	2,000	69,740
The Sherwin-Williams Co.§	200	15,434
		2,273,115
Commercial Banks (2.5%)
BB&T Corp.	5,000	128,400
Comerica, Inc.	300	9,609
Fifth Third Bancorp	5,300	67,045
Huntington Bancshares, Inc.	2,500	15,112
KeyCorp	5,600	45,024
M&T Bank Corp.	300	25,872
PNC Financial Services Group, Inc.	3,700	200,873
Regions Financial Corp.	7,400	45,066
SunTrust Banks, Inc.	3,600	88,164
U.S. Bancorp	12,800	333,568
Wells Fargo & Co.	36,400	1,017,016
		1,975,749
Commercial Services & Supplies (0.2%)
Iron Mountain, Inc.	1,100	34,793
R. R. Donnelley & Sons Co.§	500	9,405
Republic Services, Inc.	600	17,418
Stericycle, Inc.*	500	41,060
Waste Management, Inc.§	900	28,341
		131,017
Communications Equipment (1.5%)
Cisco Systems, Inc.	27,200	434,384
F5 Networks, Inc.*	400	37,392
Harris Corp.§	200	7,974
Juniper Networks, Inc.*	3,100	72,509
Motorola Mobility Holdings, Inc.*	612	13,697
Motorola Solutions, Inc.*	700	31,423
QUALCOMM, Inc.	10,300	564,234
		1,161,613
Computers & Peripherals (4.2%)
Apple, Inc.*	6,600	2,577,168
Dell, Inc.*	6,200	100,688
EMC Corp.*	14,800	385,984
Hewlett-Packard Co.	3,900	137,124
NetApp, Inc.*	700	33,264
SanDisk Corp.*	900	38,277
Western Digital Corp.*	500	17,230
		3,289,735
Construction & Engineering (0.0%)
Fluor Corp.	400	25,412

	Number of Shares	Value
COMMON STOCKS
Construction & Engineering
Quanta Services, Inc.*	400	$7,408
		32,820
Consumer Finance (1.4%)
American Express Co.	8,800	440,352
Capital One Financial Corp.§	7,800	372,840
Discover Financial Services	8,800	225,368
SLM Corp.	3,100	48,329
		1,086,889
Containers & Packaging (0.4%)
Ball Corp.§	900	34,920
Sealed Air Corp.	12,800	275,584
		310,504
Distributors (0.1%)
Genuine Parts Co.	900	47,844

Diversified Financial Services (4.0%)
Bank of America Corp.	71,700	696,207
Citigroup, Inc.	19,680	754,531
CME Group, Inc.	600	173,514
IntercontinentalExchange, Inc.*	200	24,660
JPMorgan Chase & Co.	32,800	1,326,760
Leucadia National Corp.	300	10,101
Moody’s Corp.§	3,000	106,830
NYSE Euronext	500	16,730
The NASDAQ OMX Group, Inc.*	1,100	26,477
		3,135,810
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	24,800	725,648
CenturyTel, Inc.	1,113	41,303
Frontier Communications Corp.§	5,800	43,442
Verizon Communications, Inc.	15,800	557,582
Windstream Corp.§	2,700	32,967
		1,400,942
Electric Utilities (2.1%)
American Electric Power Co., Inc.	2,800	103,208
Duke Energy Corp.	2,700	50,220
Edison International	1,900	72,333
Entergy Corp.	400	26,720
Exelon Corp.	4,700	207,129
FirstEnergy Corp.	2,433	108,633
NextEra Energy, Inc.	3,000	165,750
PPL Corp.	1,000	27,900
Progress Energy, Inc.	500	23,370
Southern Co.	21,700	858,018
		1,643,281
Electrical Equipment (0.9%)
Emerson Electric Co.	4,800	235,632
Rockwell Automation, Inc.	5,600	401,856
Roper Industries, Inc.	500	40,815
		678,303
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp. Class A	400	19,556
Corning, Inc.	11,000	175,010
FLIR Systems, Inc.	900	24,714
		219,280

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (3.3%)
Baker Hughes, Inc.	14,300	$1,106,534
Cameron International Corp.*	500	27,970
Diamond Offshore Drilling, Inc.§	400	27,132
FMC Technologies, Inc.*	500	22,800
Halliburton Co.	3,900	213,447
Nabors Industries, Ltd.*	1,600	42,256
National-Oilwell Varco, Inc.	2,500	201,425
Noble Corp.	1,800	66,366
Rowan Cos., Inc.*	700	27,419
Schlumberger, Ltd.	9,300	840,441
		2,575,790
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	3,100	242,575
CVS Caremark Corp.	7,000	254,450
Safeway, Inc.§	700	14,119
Sysco Corp.	4,200	128,478
The Kroger Co.	4,400	109,428
Wal-Mart Stores, Inc.	4,900	258,279
Walgreen Co.	6,800	265,472
Whole Foods Market, Inc.	800	53,360
		1,326,161
Food Products (1.7%)
Archer-Daniels-Midland Co.	1,300	39,494
ConAgra Foods, Inc.	700	17,927
General Mills, Inc.	1,100	41,085
H.J. Heinz Co.	8,200	431,648
Kellogg Co.	1,000	55,780
Kraft Foods, Inc. Class A	14,700	505,386
McCormick & Co., Inc.§	700	34,055
Mead Johnson Nutrition Co.	1,200	85,644
Sara Lee Corp.	3,700	70,707
The Hershey Co.	900	50,796
The J.M. Smucker Co.	300	23,376
		1,355,898
Gas Utilities (0.0%)
ONEOK, Inc.	200	14,558

Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	4,000	232,680
Becton, Dickinson and Co.	7,700	643,797
Boston Scientific Corp.*	10,400	74,464
CareFusion Corp.*	1,200	31,668
Covidien PLC	900	45,711
CR Bard, Inc.	6,700	661,156
Edwards Lifesciences Corp.*	600	42,810
Intuitive Surgical, Inc.*	200	80,110
Medtronic, Inc.	1,900	68,495
St. Jude Medical, Inc.	600	27,900
Stryker Corp.	2,500	135,850
Varian Medical Systems, Inc.*	700	43,932
Zimmer Holdings, Inc.*	400	24,008
		2,112,581
Health Care Providers & Services (1.7%)
Aetna, Inc.	700	29,043
AmerisourceBergen Corp.	1,600	61,296
Cardinal Health, Inc.	2,100	91,896
CIGNA Corp.	500	24,885
DaVita, Inc.*	200	16,708
Express Scripts, Inc.*	3,500	189,910
Humana, Inc.	1,200	89,496

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services
Laboratory Corp. of America Holdings*	200	$18,152
McKesson Corp.	1,000	81,120
Medco Health Solutions, Inc.*	2,600	163,488
Quest Diagnostics, Inc.	300	16,203
UnitedHealth Group, Inc.	4,300	213,409
Universal Health Services, Inc. Class B§	2,500	124,100
WellPoint, Inc.	2,700	182,385
		1,302,091
Health Care Technology (0.0%)
Cerner Corp.*§	300	19,947

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	900	29,970
Darden Restaurants, Inc.	200	10,160
Marriott International, Inc. Class A	600	19,500
McDonald’s Corp.	8,800	761,024
Starbucks Corp.	4,800	192,432
Starwood Hotels & Resorts Worldwide, Inc.	1,100	60,456
Wyndham Worldwide Corp.§	300	10,377
Wynn Resorts, Ltd.§	400	61,472
Yum! Brands, Inc.	3,400	179,588
		1,324,979
Household Durables (0.2%)
Fortune Brands, Inc.	300	18,063
Harman International Industries, Inc.	2,300	95,680
Newell Rubbermaid, Inc.	1,600	24,832
Whirlpool Corp.	300	20,769
		159,344
Household Products (1.7%)
Clorox Co.§	400	28,636
Colgate-Palmolive Co.	900	75,942
Kimberly-Clark Corp.	700	45,752
The Procter & Gamble Co.	18,800	1,156,012
		1,306,342
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.*	500	12,260
The AES Corp.*	3,800	46,778
		59,038
Industrial Conglomerates (2.4%)
3M Co.	3,600	313,704
Danaher Corp.§	3,800	186,618
General Electric Co.	67,000	1,199,970
Tyco International, Ltd.	3,200	141,728
		1,842,020
Insurance (4.6%)
ACE, Ltd.	2,400	160,752
Aflac, Inc.	3,300	151,998
American International Group, Inc.*	5,400	154,980
AON Corp.	7,700	370,524
Berkshire Hathaway, Inc. Class B*	12,400	919,708
Chubb Corp.	3,900	243,672
Cincinnati Financial Corp.§	300	8,199
Genworth Financial, Inc. Class A*	2,600	21,632
Hartford Financial Services Group, Inc.	800	18,736
Lincoln National Corp.	1,800	47,700
Loews Corp.	1,800	71,766
Marsh & McLennan Cos., Inc.	2,900	85,521
MetLife, Inc.	7,100	292,591

	Number of Shares	Value
COMMON STOCKS
Insurance
Principal Financial Group, Inc.	1,900	$52,497
Prudential Financial, Inc.	900	52,812
The Allstate Corp.	3,800	105,336
The Progressive Corp.	3,900	76,752
The Travelers Cos., Inc.	1,500	82,695
Torchmark Corp.	3,600	145,404
Unum Group	19,800	482,922
XL Group PLC	800	16,416
		3,562,613
Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	2,600	578,552
Expedia, Inc.	1,600	50,704
NetFlix, Inc.*§	300	79,797
priceline.com, Inc.*	300	161,295
		870,348
Internet Software & Services (5.7%)
Akamai Technologies, Inc.*	16,000	387,520
eBay, Inc.*	35,700	1,169,175
Google, Inc. Class A*	4,600	2,776,974
VeriSign, Inc.	900	28,089
Yahoo!, Inc.*	9,600	125,760
		4,487,518
IT Services (3.0%)
Accenture PLC Class A	4,300	254,302
Automatic Data Processing, Inc.	3,500	180,215
Cognizant Technology Solutions Corp. Class A*	1,800	125,766
Fidelity National Information Services, Inc.	500	15,010
Fiserv, Inc.*	300	18,108
International Business Machines Corp.	7,700	1,400,245
Mastercard, Inc. Class A	600	181,950
Paychex, Inc.§	600	16,938
Teradata Corp.*	300	16,488
The Western Union Co.	3,800	73,758
Visa, Inc. Class A	900	76,986
		2,359,766
Leisure Equipment & Products (0.3%)
Mattel, Inc.	2,000	53,320
Polaris Industries, Inc.§	1,700	201,535
		254,855
Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.*	2,500	105,400
Life Technologies Corp.*	400	18,012
Thermo Fisher Scientific, Inc.*	700	42,063
Waters Corp.*	500	43,945
		209,420
Machinery (2.1%)
Caterpillar, Inc.	4,500	444,555
Cummins, Inc.	400	41,952
Deere & Co.	3,500	274,785
Dover Corp.	1,300	78,611
Eaton Corp.	700	33,565
Flowserve Corp.	100	9,938
Illinois Tool Works, Inc.	2,700	134,460
Ingersoll-Rand PLC	600	22,452
Joy Global, Inc.	4,300	403,856
PACCAR, Inc.	2,100	89,901
Parker Hannifin Corp.	900	71,118

	Number of Shares	Value
COMMON STOCKS
Machinery
Stanley Black & Decker, Inc.	300	$19,731
		1,624,924
Media (3.9%)
AMC Networks, Inc. Class A*	300	11,157
Cablevision Systems Corp. Group A	1,200	29,232
CBS Corp. Class B	2,300	62,951
Comcast Corp. Class A	19,900	477,998
DIRECTV Class A*	5,300	268,604
Discovery Communications, Inc. Class A*§	500	19,900
News Corp. Class A	16,100	257,922
Omnicom Group, Inc.	7,800	365,976
The Interpublic Group of Cos., Inc.	1,400	13,734
The McGraw-Hill Cos., Inc.	1,700	70,720
The Walt Disney Co.	10,900	420,958
The Washington Post Co. Class B§	100	40,230
Time Warner Cable, Inc.	7,500	549,825
Time Warner, Inc.	6,200	217,992
Viacom, Inc. Class B	4,300	208,206
		3,015,405
Metals & Mining (0.7%)
Alcoa, Inc.	7,800	114,894
Cliffs Natural Resources, Inc.	300	26,946
Freeport-McMoRan Copper & Gold, Inc.	6,800	360,128
Newmont Mining Corp.	900	50,049
Nucor Corp.	600	23,334
		575,351
Multi-Utilities (0.9%)
Ameren Corp.	400	11,528
CenterPoint Energy, Inc.	2,500	48,950
CMS Energy Corp.	500	9,570
Consolidated Edison, Inc.§	1,700	89,420
Dominion Resources, Inc.	4,200	203,490
DTE Energy Co.	300	14,952
NiSource, Inc.§	600	12,078
NSTAR§	900	39,897
PG&E Corp.	700	29,001
Public Service Enterprise Group, Inc.	3,000	98,250
Sempra Energy	1,400	70,966
TECO Energy, Inc.	1,500	27,795
Xcel Energy, Inc.	2,800	67,200
		723,097
Multiline Retail (0.6%)
J.C. Penney Co., Inc.§	1,400	43,064
Kohl’s Corp.	500	27,355
Macy’s, Inc.	2,400	69,288
Nordstrom, Inc.	900	45,144
Sears Holdings Corp.*§	300	20,901
Target Corp.	4,400	226,556
		432,308
Office Electronics (0.1%)
Xerox Corp.	8,200	76,506

Oil, Gas & Consumable Fuels (9.4%)
Anadarko Petroleum Corp.	2,900	239,424
Apache Corp.	2,300	284,556
Chesapeake Energy Corp.	1,300	44,655
Chevron Corp.	14,600	1,518,692
ConocoPhillips	10,100	727,099
Consol Energy, Inc.	1,300	69,680

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
Denbury Resources, Inc.*	800	$15,456
Devon Energy Corp.	2,400	188,880
El Paso Corp.	4,100	84,255
EOG Resources, Inc.	500	51,000
EQT Corp.§	800	50,784
Exxon Mobil Corp.	32,600	2,601,154
Hess Corp.	2,135	146,376
Marathon Oil Corp.	4,300	133,171
Marathon Petroleum Corp.*	2,150	94,148
Murphy Oil Corp.	1,100	70,642
Newfield Exploration Co.*	700	47,194
Noble Energy, Inc.	400	39,872
Occidental Petroleum Corp.	4,800	471,264
Peabody Energy Corp.	600	34,482
Pioneer Natural Resources Co.	200	18,598
QEP Resources, Inc.	300	13,149
Range Resources Corp.§	300	19,548
Southwestern Energy Co.*	600	26,736
Spectra Energy Corp.	3,800	102,676
Tesoro Corp.*	1,200	29,148
The Williams Cos., Inc.	3,400	107,780
Valero Energy Corp.	4,200	105,504
		7,335,923
Paper & Forest Products (0.1%)
International Paper Co.	2,000	59,400

Personal Products (0.1%)
Avon Products, Inc.	800	20,984
The Estee Lauder Cos., Inc. Class A	200	20,982
		41,966
Pharmaceuticals (4.2%)
Abbott Laboratories	2,700	138,564
Allergan, Inc.	2,200	178,882
Bristol-Myers Squibb Co.	12,100	346,786
Eli Lilly & Co.	1,800	68,940
Forest Laboratories, Inc.*§	21,300	789,378
Hospira, Inc.*	300	15,336
Johnson & Johnson	4,600	298,034
Merck & Co., Inc.	9,300	317,409
Mylan, Inc.*	2,400	54,672
Pfizer, Inc.	53,700	1,033,188
Watson Pharmaceuticals, Inc.*	300	20,139
		3,261,328
Real Estate Investment Trusts (1.4%)
AvalonBay Communities, Inc.	500	67,095
Boston Properties, Inc.§	800	85,888
Equity Residential	1,700	105,094
HCP, Inc.	700	25,711
Health Care REIT, Inc.	400	21,112
Host Hotels & Resorts, Inc.§	3,900	61,815
Kimco Realty Corp.	800	15,224
ProLogis, Inc.	446	15,891
Public Storage	1,000	119,630
Simon Property Group, Inc.§	3,700	445,887
Ventas, Inc.§	300	16,239
Vornado Realty Trust	800	74,840
Weyerhaeuser Co.§	3,200	63,968
		1,118,394
Road & Rail (0.2%)
CSX Corp.	2,000	49,140

	Number of Shares	Value
COMMON STOCKS
Road & Rail
Norfolk Southern Corp.	600	$45,420
Union Pacific Corp.	900	92,232
		186,792
Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	2,500	102,200
Analog Devices, Inc.	2,200	75,680
Applied Materials, Inc.	2,500	30,800
Broadcom Corp. Class A*	900	33,363
First Solar, Inc.*§	300	35,469
Intel Corp.	36,600	817,278
KLA-Tencor Corp.§	400	15,928
Linear Technology Corp.	1,300	38,090
Microchip Technology, Inc.	500	16,875
Micron Technology, Inc.*	5,100	37,587
NVIDIA Corp.*	3,300	45,639
Texas Instruments, Inc.	10,100	300,475
Xilinx, Inc.§	500	16,050
		1,565,434
Software (2.8%)
Adobe Systems, Inc.*	900	24,948
Autodesk, Inc.*	400	13,760
BMC Software, Inc.*	1,000	43,220
CA, Inc.§	2,200	49,060
Citrix Systems, Inc.*	400	28,816
Electronic Arts, Inc.*	1,100	24,475
Intuit, Inc.*	1,600	74,720
Microsoft Corp.	37,200	1,019,280
Oracle Corp.	27,600	844,008
Red Hat, Inc.*	400	16,832
Salesforce.com, Inc.*§	300	43,413
Symantec Corp.*	1,300	24,778
		2,207,310
Specialty Retail (1.8%)
AutoZone, Inc.*	1,900	542,355
Bed Bath & Beyond, Inc.*	500	29,245
Best Buy Co., Inc.§	700	19,320
CarMax, Inc.*§	1,200	38,364
Home Depot, Inc.	11,600	405,188
Lowe’s Cos., Inc.	2,300	49,634
Ltd Brands, Inc.	2,100	79,506
O’Reilly Automotive, Inc.*	300	17,850
Ross Stores, Inc.	600	45,462
Staples, Inc.§	4,200	67,452
The Gap, Inc.	2,500	48,225
Tiffany & Co.§	700	55,713
TJX Cos., Inc.	700	38,710
		1,437,024
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	1,700	109,752
NIKE, Inc. Class B	2,700	243,405
Polo Ralph Lauren Corp.	300	40,521
VF Corp.	600	70,080
		463,758
Tobacco (2.9%)
Altria Group, Inc.	12,700	334,010
Lorillard, Inc.	9,700	1,030,334
Philip Morris International, Inc.	12,700	903,859

	Number of Shares	Value
COMMON STOCKS
Tobacco
Reynolds American, Inc.	600	$21,120
		2,289,323
Trading Companies & Distributors (0.1%)
Fastenal Co.	600	20,190
WW Grainger, Inc.	100	14,837
		35,027
Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	1,100	57,783
Sprint Nextel Corp.*	23,900	101,097
		158,880
TOTAL COMMON STOCKS (Cost $73,460,231)		77,301,838

RIGHTS (0.0%)
Pharmaceuticals (0.0%)
Sanofi-Aventis SA, Contingent Value Rights, expires 12/31/20* (Cost $4,708)	2,000	2,320

WARRANT (0.0%)
Insurance (0.0%)
American International Group, Inc., expires 01/19/21* (Cost $0)	1	10

SHORT-TERM INVESTMENTS (5.5%)
State Street Navigator Prime Portfolio, 0.23772%§§	3,410,656	3,410,656

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/01/11	$859	859,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,269,656)		4,269,656

TOTAL INVESTMENTS AT VALUE (104.3%) (Cost $77,734,595)		81,573,824

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.3%)		(3,375,846)

NET ASSETS (100.0%)		$78,197,978

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at July 31, 2011.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$77,301,838	$—	$—	$77,301,838
Rights	2,320	—	—	2,320
Warrant	10	—	—	10
Short-Term Investments	3,410,656	859,000	—	4,269,656
Other Financial Instruments *	—	—	—	—
	$80,714,824	$859,000	$—	$81,573,824

* Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended July 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At July 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $77,734,595, $5,990,740, $(2,151,511) and $3,839,229, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 19, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 19, 2011